Offerings - Offering: 1	Sep. 30, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered	80,500,000
Proposed Maximum Offering Price per Unit	0.25
Maximum Aggregate Offering Price	$ 20,125,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,970
Offering Note	The proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.